Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2015	2016
	RMB	RMB
Copyrights, licenses and domain names	190,983	254,067
Staff housing loans	77,962	105,208
Non-current deposits	25,040	88,398
Others	24,260	52,075

	318,245	499,748